Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Note 7. Property, Plant and Equipment

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Leasehold improvements ..........................................................................................	$548	$38
Machinery & equipment ...........................................................................................	664	86
Computers & office equipment ................................................................................	14	19
Construction in progress ...........................................................................................	266	502
Property, Plant and Equipment, Gross ...............................................................	1,492	645
Less: Accumulated depreciation ...............................................................................	(78)	(8)
Property, Plant and Equipment, Net ..................................................................	$1,414	$637
Total depreciation expense on property, plant and equipment was as follows:

	Successor	Predecessor
	Period from October 2, 2024 through December 31, 2024	Period from January 1 2024 through October 1, 2024	Year ended December 31, 2023
Depreciation Expense ....................................................................	$78	$148	$8